AXS Thomson Reuters Venture Capital Return Tracker Fund

SCHEDULE OF INVESTMENTS

As of December 31, 2023 (Unaudited)

Number of Shares		Value
	COMMON STOCKS — 90.8%
	ADVERTISING — 0.5%
8,819	Trade Desk, Inc. - Class A*	$634,615

	AEROSPACE/DEFENSE — 1.5%
2,870	Boeing Co.*	748,094
1,198	Lockheed Martin Corp.	542,982
6,580	RTX Corp.	553,641

		1,844,717
	AGRICULTURE — 0.3%
2,752	Altria Group, Inc.	111,016
2,179	Philip Morris International, Inc.	205,000

		316,016
	AUTO MANUFACTURERS — 0.1%
366	Tesla, Inc.*	90,944

	BANKS — 1.5%
11,204	Bank of America Corp.	377,239
534	Goldman Sachs Group, Inc.	206,001
4,710	JPMorgan Chase & Co.	801,171
2,068	Morgan Stanley	192,841
5,929	Wells Fargo & Co.	291,825

		1,869,077
	BEVERAGES — 0.7%
6,424	Coca-Cola Co.	378,566
299	Constellation Brands, Inc. - Class A	72,283
1,231	Monster Beverage Corp.*	70,918
2,135	PepsiCo, Inc.	362,609

		884,376
	BIOTECHNOLOGY — 0.0%
1,137	Corteva, Inc.	54,485

	CHEMICALS — 0.6%
372	Air Products and Chemicals, Inc.	101,853
1,251	Dow, Inc.	68,605
817	DuPont de Nemours, Inc.	62,852
452	Ecolab, Inc.	89,654
869	Linde PLC[1]	356,907
421	Sherwin-Williams Co.	131,310

		811,181
	COMMERCIAL SERVICES — 3.8%
8,595	Automatic Data Processing, Inc.[2]	2,002,377

AXS Thomson Reuters Venture Capital Return Tracker Fund

SCHEDULE OF INVESTMENTS - Continued

As of December 31, 2023 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	COMMERCIAL SERVICES (Continued)
8,520	CoStar Group, Inc.*	$744,563
1,645	Gartner, Inc.*	742,076
1,514	S&P Global, Inc.	666,947
2,994	Verisk Analytics, Inc. - Class A	715,147

		4,871,110
	COMPUTERS — 10.1%
14,590	Accenture PLC - Class A1	5,119,777
9,315	Apple, Inc.[2]	1,793,417
10,426	Cognizant Technology Solutions Corp. - Class A2	787,476
4,965	Crowdstrike Holdings, Inc. - Class A*,2	1,267,664
14,316	Fortinet, Inc.*,2	837,915
18,807	International Business Machines Corp.[2]	3,075,885

		12,882,134
	COSMETICS/PERSONAL CARE — 0.5%
1,349	Colgate-Palmolive Co.	107,529
3,847	Procter & Gamble Co.	563,739

		671,268
	DISTRIBUTION/WHOLESALE — 0.7%
18,664	Copart, Inc.*	914,536

	DIVERSIFIED FINANCIAL SERVICES — 8.1%
12,203	Mastercard, Inc. - Class A2	5,204,701
19,674	Visa, Inc. - Class A2	5,122,126

		10,326,827
	ELECTRIC — 0.0%
70	Duke Energy Corp.	6,793
194	NextEra Energy, Inc.	11,783
98	Southern Co.	6,872

		25,448
	ELECTRONICS — 0.6%
3,160	Honeywell International, Inc.	662,684
63	Mettler-Toledo International, Inc.*	76,416

		739,100
	FOOD — 0.1%
2,221	Mondelez International, Inc. - Class A	160,867

	HEALTHCARE-PRODUCTS — 2.8%
5,064	Abbott Laboratories	557,394
845	Agilent Technologies, Inc.	117,480

AXS Thomson Reuters Venture Capital Return Tracker Fund

SCHEDULE OF INVESTMENTS - Continued

As of December 31, 2023 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	HEALTHCARE-PRODUCTS (Continued)
4,183	Boston Scientific Corp.*	$241,819
2,132	Danaher Corp.	493,217
1,774	Edwards Lifesciences Corp.*	135,267
1,062	GE HealthCare Technologies, Inc.	82,114
240	IDEXX Laboratories, Inc.*	133,212
1,025	Intuitive Surgical, Inc.*	345,794
3,883	Medtronic PLC1	319,882
1,108	Stryker Corp.	331,802
1,186	Thermo Fisher Scientific, Inc.	629,517
213	West Pharmaceutical Services, Inc.	75,002
603	Zimmer Biomet Holdings, Inc.	73,385

		3,535,885
	HEALTHCARE-SERVICES — 1.8%
1,430	Centene Corp.*	106,120
724	Elevance Health, Inc.	341,410
627	HCA Healthcare, Inc.	169,716
339	Humana, Inc.	155,198
2,845	UnitedHealth Group, Inc.[2]	1,497,807

		2,270,251
	INSURANCE — 2.5%
8,175	Berkshire Hathaway, Inc. - Class B*,2	2,915,696
760	Marsh & McLennan Cos., Inc.	143,997
948	Progressive Corp.	150,997

		3,210,690
	INTERNET — 18.2%
8,896	Airbnb, Inc. - Class A*	1,211,101
38,104	Alphabet, Inc. - Class A*,2	5,322,748
1,232	Amazon.com, Inc.*	187,190
27	Cogent Communications Holdings, Inc.	2,054
6,749	DoorDash, Inc. - Class A*	667,409
814	MercadoLibre, Inc.*	1,279,234
15,436	Meta Platforms, Inc. - Class A*,2	5,463,726
9,246	Netflix, Inc.*,2	4,501,692
6,777	Palo Alto Networks, Inc.*,2	1,998,402
41,739	Uber Technologies, Inc.*,2	2,569,870

		23,203,426
	IRON/STEEL — 0.1%
367	Nucor Corp.	63,873

	MACHINERY-CONSTRUCTION & MINING — 0.5%
2,282	Caterpillar, Inc.	674,719

AXS Thomson Reuters Venture Capital Return Tracker Fund

SCHEDULE OF INVESTMENTS - Continued

As of December 31, 2023 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	MEDIA — 0.1%
3	Cable One, Inc.	$1,670
75	Charter Communications, Inc. - Class A*	29,151
2,993	Comcast Corp. - Class A	131,243
282	Liberty Global Ltd. - Class A*,1	5,011

		167,075
	MINING — 0.1%
2,399	Freeport-McMoRan, Inc.	102,125
1,928	Newmont Corp.	79,800

		181,925
	MISCELLANEOUS MANUFACTURING — 0.5%
4,454	General Electric Co.	568,464

	OIL & GAS — 0.5%
1,095	Chevron Corp.	163,330
702	ConocoPhillips	81,481
334	EOG Resources, Inc.	40,397
2,444	Exxon Mobil Corp.	244,351
229	Marathon Petroleum Corp.	33,975
405	Occidental Petroleum Corp.	24,183
256	Phillips 66	34,084
142	Pioneer Natural Resources Co.	31,933
205	Valero Energy Corp.	26,650

		680,384
	OIL & GAS SERVICES — 0.0%
868	Schlumberger N.V.[1]	45,171

	PHARMACEUTICALS — 1.4%
758	AbbVie, Inc.	117,467
891	Becton Dickinson & Co.	217,252
491	Cencora, Inc.	100,842
909	Cigna Group	272,200
3,945	CVS Health Corp.	311,497
1,120	Dexcom, Inc.*	138,981
361	Eli Lilly & Co.	210,434
1,035	Johnson & Johnson	162,226
1,090	Merck & Co., Inc.	118,832
2,426	Pfizer, Inc.	69,845

		1,719,576
	RETAIL — 0.4%
59	Costco Wholesale Corp.	38,945
133	Home Depot, Inc.	46,091

AXS Thomson Reuters Venture Capital Return Tracker Fund

SCHEDULE OF INVESTMENTS - Continued

As of December 31, 2023 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	RETAIL (Continued)
2,373	Walmart, Inc.	$374,103

		459,139
	SEMICONDUCTORS — 1.3%
1,024	Advanced Micro Devices, Inc.*	150,948
300	Analog Devices, Inc.	59,568
504	Applied Materials, Inc.	81,683
274	Broadcom, Inc.	305,853
2,522	Intel Corp.	126,731
1,487	NVIDIA Corp.	736,392
672	QUALCOMM, Inc.	97,191
541	Texas Instruments, Inc.	92,219

		1,650,585
	SOFTWARE — 30.2%
8,265	Adobe, Inc.*,2	4,930,899
1,792	ANSYS, Inc.*	650,281
2,895	Atlassian Corp. - Class A*	688,605
4,695	Autodesk, Inc.*,2	1,143,139
5,689	Cadence Design Systems, Inc.*,2	1,549,513
6,568	Datadog, Inc. - Class A*	797,224
5,057	Electronic Arts, Inc.	691,848
12,361	Fidelity National Information Services, Inc.[2]	742,525
6,155	Intuit, Inc.[2]	3,847,060
13,327	Microsoft Corp.[2]	5,011,485
34,894	Oracle Corp.[2]	3,678,874
42,264	Palantir Technologies, Inc. - Class A*	725,673
2,039	Roper Technologies, Inc.[2]	1,111,602
20,047	Salesforce, Inc.*,2	5,275,168
4,480	ServiceNow, Inc.*,2	3,165,075
7,241	Snowflake, Inc. - Class A*,2	1,440,959
3,340	Synopsys, Inc.*,2	1,719,799
418	Veeva Systems, Inc. - Class A*	80,473
4,519	Workday, Inc. - Class A*,2	1,247,515

		38,497,717
	TELECOMMUNICATIONS — 0.3%
5,199	AT&T, Inc.	87,239
2,442	Cisco Systems, Inc.	123,370
154	Frontier Communications Parent, Inc.*	3,902
70	Iridium Communications, Inc.	2,881
419	T-Mobile US, Inc.	67,178
2,905	Verizon Communications, Inc.	109,519
		394,089

AXS Thomson Reuters Venture Capital Return Tracker Fund

SCHEDULE OF INVESTMENTS - Continued

As of December 31, 2023 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	TRANSPORTATION — 1.0%
2,900	Union Pacific Corp.	$712,298
3,442	United Parcel Service, Inc. - Class B	541,186
		1,253,484
	TOTAL COMMON STOCKS
	(Cost $89,448,818)	115,673,154

Principal Amount
	SHORT-TERM INVESTMENTS — 7.4%
9,392,493	UMB Bank Demand Deposit, 4.78%[3]	9,392,493
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $9,392,493)	9,392,493

	TOTAL INVESTMENTS — 98.2%
	(Cost $98,841,311)	125,065,647

	Other Assets in Excess of Liabilities — 1.8%	2,352,964
	TOTAL NET ASSETS — 100.0%	$127,418,611

PLC – Public Limited Company

*	Non-income producing security.
[1]	Foreign security denominated in U.S. Dollars.
[2]	All or a portion of this security is segregated as collateral for swap agreement. As of December 31, 2023, the aggregate value of those securities was $52,295,114, representing 41.0% of net assets.
[3]	The rate is the annualized seven-day yield at period end.

AXS Thomson Reuters Venture Capital Return Tracker Fund
SCHEDULE OF INVESTMENTS - Continued
As of December 31, 2023 (Unaudited)

SWAP CONTRACTS

EQUITY SWAP CONTRACTS

Counterparty	Reference Entity	Fund Pays	Fund Receives	Pay/Receive Frequency	Termination Date	Notional Amount	Premium Paid (Received)	Unrealized Appreciation (Depreciation)
BNP Paribas	BNP Paribas Index Swap[1]	0.50%	Index Return	Monthly	1/2/24	$122,071,463	$12,303	$1,407,843
BNP Paribas	BNP Paribas Equity Basket Swap[2]	1-Month Federal Funds + 0.57%	Basket Return	Monthly	1/2/24	73,999,004	7,618	1,513,405
TOTAL EQUITY SWAP CONTRACTS								$2,921,248

[1]	The BNP Paribas Index Swap is made up of the NASDAQ 100 Total Return Index and the S&P 500 Total Return Index and exposure to each index was 208.03% and (208.03)%, respectively.

[2]	BNP Paribas Equity Basket Swap Top 50 Holdings^

Number of Shares	Description	Value	Percentage of Equity Swap's Notional Amount
9,917	Meta Platforms, Inc. - Class A	$3,510,221	4.74%
24,479	Alphabet, Inc. - Class A	3,419,472	4.62%
12,879	Salesforce, Inc.	3,388,980	4.58%
7,840	Mastercard, Inc. - Class A	3,343,838	4.52%
12,639	Visa, Inc. - Class A	3,290,564	4.45%
9,373	Accenture PLC - Class A	3,289,079	4.44%
8,562	Microsoft Corp.	3,219,654	4.35%
5,310	Adobe, Inc.	3,167,946	4.28%
5,940	Netflix, Inc.	2,892,067	3.91%
3,954	Intuit, Inc.	2,471,369	3.34%
22,417	Oracle Corp.	2,363,424	3.19%
2,878	ServiceNow, Inc.	2,033,278	2.75%
12,082	International Business Machines Corp.	1,976,011	2.67%
5,252	Berkshire Hathaway, Inc. - Class B	1,873,178	2.53%
26,814	Uber Technologies, Inc.	1,650,938	2.23%
5,522	Automatic Data Processing, Inc.	1,286,460	1.74%
4,354	Palo Alto Networks, Inc.	1,283,908	1.74%
5,984	Apple, Inc.	1,152,100	1.56%
2,146	Synopsys, Inc.	1,104,997	1.49%
3,655	Cadence Design Systems, Inc.	995,512	1.35%
1,828	UnitedHealth Group, Inc.	962,387	1.30%
4,652	Snowflake, Inc. - Class A	925,748	1.25%
523	MercadoLibre, Inc.	821,915	1.11%
3,189	Crowdstrike Holdings, Inc. - Class A	814,215	1.10%
2,903	Workday, Inc. - Class A	801,402	1.08%
5,715	Airbnb, Inc. - Class A	778,040	1.05%
3,016	Autodesk, Inc.	734,336	0.99%
1,310	Roper Technologies, Inc.	714,173	0.97%
11,991	Copart, Inc.	587,559	0.79%
9,197	Fortinet, Inc.	538,300	0.73%
3,026	JPMorgan Chase & Co.	514,723	0.70%
4,220	Datadog, Inc. - Class A	512,224	0.69%
6,698	Cognizant Technology Solutions Corp. - Class A	505,900	0.68%
1,844	Boeing Co.	480,657	0.65%
5,473	CoStar Group, Inc.	478,285	0.65%
7,941	Fidelity National Information Services, Inc.	477,016	0.64%
1,057	Gartner, Inc.	476,823	0.64%
955	NVIDIA Corp.	472,935	0.64%
27,152	Palantir Technologies, Inc. - Class A	466,200	0.63%
1,923	Verisk Analytics, Inc. - Class A	459,328	0.62%
1,863	Union Pacific Corp.	457,590	0.62%
3,249	Electronic Arts, Inc.	444,496	0.60%
1,860	Atlassian Corp. - Class A	442,420	0.60%
1,466	Caterpillar, Inc.	433,452	0.59%
4,336	DoorDash, Inc. - Class A	428,787	0.58%
973	S&P Global, Inc.	428,626	0.58%
2,030	Honeywell International, Inc.	425,711	0.58%
1,151	ANSYS, Inc.	417,675	0.56%
5,666	Trade Desk, Inc. - Class A	407,725	0.55%
762	Thermo Fisher Scientific, Inc.	404,462	0.55%

^	These investments are not direct holdings of the Fund. The holdings were determined based on the absolute notional values of the positions within the underlying swap basket.